Cash flows reconciliation (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows Reconciliation
Additions to PP&E with capitalized loans and borrowing costs	$ 12	$ 13